Provisions (Tables)	12 Months Ended
Dec. 31, 2018
Warranty provision [abstract]
Schedule Of Changes In Aggregate Provisions

	Warranty	Startup and commissioning	Total
At January 1,	$2,095	$625	$2,720
Additional provisions	1,994	726	2,720
Utilized during the year	(906)	(784)	(1,690)
Unused amounts reversed	(781)	(12)	(793)
Foreign currency translation	(75)	(31)	(106)
Total provision at December 31, 2018	2,327	524	2,851
Less current portion	(1,636)	(405)	(2,041)
Long-term provision at December 31, 2018	$691	$119	$810

	Warranty	Startup and commissioning	Total Restated (Note 5)
At January 1,	$2,062	$824	$2,886
Additional provisions	1,192	1,087	2,279
Utilized during the year	(639)	(1,358)	(1,997)
Unused amounts reversed	(734)	–	(734)
Foreign currency translation	214	72	286
Total provision at December 31, 2017	2,095	625	2,720
Less current portion	(1,174)	(570)	(1,744)
Long-term provision at December 31, 2017	$921	$55	$976